UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	of October 31, 2012 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 97.1%
Consumer Discretionary 15.4%
Hotels, Restaurants & Leisure 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	107,513	5,574,549
Specialty Retail 8.1%
Dick's Sporting Goods, Inc. (a)	109,343	5,467,150
Limited Brands, Inc. (a)	150,724	7,218,173
Sally Beauty Holdings, Inc.*	168,528	4,058,154

		16,743,477
Textiles, Apparel & Luxury Goods 4.6%
NIKE, Inc. "B"	102,984	9,410,678
Consumer Staples 11.8%
Beverages 2.1%
Beam, Inc.	78,794	4,377,794
Food & Staples Retailing 7.8%
Costco Wholesale Corp.	87,091	8,572,367
Whole Foods Market, Inc. (a)	77,809	7,370,847

		15,943,214
Food Products 1.9%
Mondelez International, Inc. "A"	144,335	3,830,651
Energy 5.5%
Energy Equipment & Services 2.6%
National Oilwell Varco, Inc.	70,999	5,232,627
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	87,057	5,990,392
Financials 5.1%
Capital Markets 2.0%
T. Rowe Price Group, Inc.	63,157	4,101,416
Consumer Finance 1.5%
Discover Financial Services	73,306	3,005,546
Real Estate Investment Trusts 1.6%
American Tower Corp. (REIT)	44,308	3,335,949
Health Care 12.7%
Biotechnology 5.9%
Celgene Corp.*	79,123	5,801,298
Cepheid, Inc.* (a)	54,997	1,666,959
Gilead Sciences, Inc.*	68,904	4,627,593

		12,095,850
Health Care Equipment & Supplies 1.0%
CareFusion Corp.*	80,870	2,147,907
Health Care Providers & Services 4.4%
Express Scripts Holding Co.*	95,364	5,868,701
McKesson Corp. (a)	33,481	3,124,112

		8,992,813
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	47,217	2,883,070
Industrials 11.9%
Aerospace & Defense 1.4%
TransDigm Group, Inc.	21,862	2,912,237
Electrical Equipment 3.4%
AMETEK, Inc.	102,236	3,634,490
Roper Industries, Inc.	30,281	3,305,776

		6,940,266
Industrial Conglomerates 2.6%
General Electric Co.	256,683	5,405,744
Machinery 3.1%
Dover Corp.	43,062	2,507,070
Parker Hannifin Corp. (a)	47,494	3,735,878

		6,242,948
Road & Rail 1.4%
Norfolk Southern Corp.	47,846	2,935,352
Information Technology 31.2%
Communications Equipment 6.2%
QUALCOMM, Inc.	216,614	12,688,165
Computers & Peripherals 19.4%
Apple, Inc.	51,601	30,707,755
EMC Corp.*	373,548	9,122,042

		39,829,797
IT Services 3.8%
Accenture PLC "A"	116,434	7,848,816
Software 1.8%
Check Point Software Technologies Ltd.*	80,570	3,587,782
Materials 3.0%
Chemicals
Ecolab, Inc.	87,809	6,111,506
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	29,534	1,085,079

Total Common Stocks (Cost $176,863,648)		199,253,625
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 0.21% (b) (c) (Cost $15,775,260)	15,775,260	15,775,260
Cash Equivalents 2.9%
Central Cash Management Fund, 0.18% (b) (Cost $5,987,058)	5,987,058	5,987,058

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,625,966) †	107.7	221,015,943
Other Assets and Liabilities, Net	(7.7)	(15,896,657)

Net Assets	100.0	205,119,286

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $198,950,631.  At October 31, 2012, net unrealized appreciation for all securities based on tax cost was $22,065,312.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,379,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,313,846.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2012 amounted to $15,453,499, which is 7.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$199,253,625	$—	$—	$199,253,625
Short-Term Investments(d)	21,762,318	—	—	21,762,318
Total	$221,015,943	$—	$—	$221,015,943

There have been no transfers between fair value measurement levels during the period ended October 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 18, 2012